Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Accumulated Other Comprehensive Income

NOTE 16 – ACCUMULATED OTHER COMPREHENSIVE INCOME

The following table presents the changes in accumulated other comprehensive (loss) income by component net of tax for the years ended December 31, 2018, 2017, and 2016:

(Dollars in thousands)	Pretax	Tax Effect	After-Tax	Affected Line Item In The Consolidated Statements Of Income
Balance as of December 31, 2017	$(839)	$176	$(663)
Unrealized holding loss on available-for-sale securities arising during the period	(989)	208	(781)
Amortization of held-to-maturity discount resulting from transfer	78	(17)	61

Total other comprehensive income	(911)	191	(720)
Reclassify equity AOCI gain to retained earnings	(36)	7	(29)

BALANCE AS OF
DECEMBER 31, 2018	$(1,786)	$374	$(1,412)

Balance as of December 31, 2016	$(1,323)	$449	$(874)
Unrealized holding gain on available-for-sale securities arising during the period	376	(128)	248
Amortization of held-to-maturity discount resulting from transfer	108	(36)	72

Total other comprehensive income	484	(164)	320
Deferred tax reclassification from retained earnings	—	(109)	(109)	(a	)

Total other comprehensive income (loss) after reclassification	484	(273)	211

BALANCE AS OF
DECEMBER 31, 2017	$(839)	$176	$(663)

Balance as of December 31, 2015	$(631)	$214	$(417)
Unrealized holding loss on available-for-sale securities arising during the period	(1,221)	415	(806)
Amount reclassified for net gains included in net income	(1)	—	(1)	(b	)
Amortization of held-to-maturity discount resulting from transfer	530	(180)	350

Total other comprehensive income (loss)	(692)	235	(457)

BALANCE AS OF
DECEMBER 31, 2016	$(1,323)	$449	$(874)

(a) Federal income tax provision.

(b) Securities gain.